SHARE INCENTIVE PLAN	12 Months Ended
Dec. 31, 2024
SHARE INCENTIVE PLAN
SHARE INCENTIVE PLAN

NOTE 17 — SHARE INCENTIVE PLAN

On September 26, 2024, the Company adopted the Baird Medical 2024 Equity Incentive Plan (“2024 Equity Incentive Plan”), under which the Company will grant equity incentive awards to eligible employees, consultants and non-employee directors in order to attract, motivate and retain talented individuals. The initial aggregate number of Ordinary Shares that may be issued or used for reference purposes or with respect to which awards may be granted under the 2024 Equity Incentive Plan shall be equal to 10% of the issued and outstanding Ordinary Shares (on a fully diluted basis) as of immediately after the closing of the Business Combination. The total number of Ordinary Shares that will be reserved, and that may be issued, under the 2024 Equity Incentive Plan will automatically increase on the first trading day of each calendar year, beginning with calendar year 2025, by a number of Ordinary Shares equal to three percent (3%) of the total outstanding Ordinary Shares on the last day of the prior calendar year. Notwithstanding the automatic annual increase set forth in the 2024 Equity Incentive Plan, the board of directors may act prior to January 1st of a given year to provide that there will be no such increase in the Ordinary Shares reserved for such year or that the increase in the Ordinary Shares reserved for such year will be a lesser number of Ordinary Shares than would otherwise occur pursuant to the stipulated percentage. As of the date of this annual report, the Company has granted 363,745 restricted share units under the 2024 Equity Incentive Plan.